Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of net book value of intangible assets

	As of December 31, 2024			As of December 31, 2023
	Gross			Gross
	carrying	Accumulated	Net book	carrying	Accumulated	Net book
In CHF thousands	amount	amortization	value	amount	amortization	value
Acquired IPR&D asset	50,416	—	50,416	50,416	—	50,416
Total intangible assets	50,416	—	50,416	50,416	—	50,416